Business Combinations And Capital Reorganization - Summary of Assets and Liabilities Recognized at Fair Value as a Result of the Acquisition For Intelligent Solutions AS (Detail)
€ in Thousands, $ in Thousands
	Dec. 31, 2022 EUR (€)	Aug. 04, 2022 USD ($)
AR Electronic Solutions SL [Member]
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Property, plant and equipment	€ 1,567
Intangible Assets	1,919
Right of use	1,224
Inventories	6,891
Trade and other financial receivables	2,670
Cash and cash equivalents	5,078
Total Assets	19,408
Lease liabilities	(988)
Trade and other financial payables	(5,697)
Deferred tax liabilities	(1,086)
Total Liabilities	(14,944)
Identifiable net assets acquired	4,464
Purchase considerations	10,035
Goodwill arising on acquisition	5,571
AR Electronic Solutions SL [Member] | Non Current Loans And Borrowings [member]
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Non-current loans and borrowings	(4,383)
AR Electronic Solutions SL [Member] | Current Loans And Borrowings [Member]
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Non-current loans and borrowings	(2,790)
AR Electronic Solutions SL [Member] | Financial Assets At Acquisition Date [member]
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Non-current financial assets	59
Coil, Inc [Member]
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Intangible Assets	2,057
Inventories	142
Trade and other financial receivables	817
Cash and cash equivalents	97
Total Assets	3,113
Trade and other financial payables	(452)
Deferred tax liabilities	(438)
Total Liabilities	(3,156)
Identifiable net assets acquired	(43)	$ (2,000)
Purchase considerations	3,572	$ 3,572
Goodwill arising on acquisition	3,615
Coil, Inc [Member] | Non Current Loans And Borrowings [member]
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Non-current loans and borrowings	(2,195)
Coil, Inc [Member] | Current Loans And Borrowings [Member]
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Non-current loans and borrowings	€ (71)